OTHER INCOME AND EXPENSES (Parenthetical) (Details) - El Pacifico Peruano Suiza Compania de Seguros y Reaseguros and Subsidiaries [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Proportion of voting rights held in associate	50.00%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 25.0